Short-term borrowings	6 Months Ended
Sep. 30, 2014
Short-term borrowings

7. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2014 and September 30, 2014 were comprised of the following:

	As of,
	March 31, 2014		September 30, 2014		September 30, 2014
	(In millions)

Borrowed in the call market	Rs.	13,937.3	Rs.	20,196.3	US$	326.1

Term borrowings from institutions/banks		49,550.0		11,550.0		186.6

Foreign currency borrowings		83,313.8		72,825.6		1,176.1

Bills rediscounted		3,974.4		0		0

Total	Rs.	150,775.5	Rs.	104,571.9	US$	1,688.8